Quarterly Holdings Report
for
Fidelity® China Region Fund
July 31, 2024
HKC-NPRT3-0924
1.804836.120
Common Stocks - 91.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 13.7%
Entertainment - 3.1%
Cloud Music, Inc. (a)(b)	206,000	2,503,529
NetEase, Inc.	1,192,600	21,995,812
Sea Ltd. ADR Class A (a)	117,700	7,732,890
		32,232,231
Interactive Media & Services - 10.6%
Tencent Holdings Ltd.	2,387,700	110,183,890
TOTAL COMMUNICATION SERVICES		142,416,121
CONSUMER DISCRETIONARY - 18.3%
Automobile Components - 0.4%
Fuyao Glass Industries Group Co. Ltd. (H Shares) (b)	819,600	4,280,087
Automobiles - 0.4%
BYD Co. Ltd. (H Shares)	146,500	4,337,100
Broadline Retail - 8.6%
Alibaba Group Holding Ltd.	5,675,200	55,845,243
PDD Holdings, Inc. ADR (a)	261,605	33,718,268
		89,563,511
Diversified Consumer Services - 1.1%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	179,500	11,276,190
Hotels, Restaurants & Leisure - 5.5%
Galaxy Entertainment Group Ltd.	1,341,000	5,638,384
Meituan Class B (a)(b)	2,328,458	32,241,391
TravelSky Technology Ltd. (H Shares)	2,209,000	2,490,934
Trip.com Group Ltd. (a)	108,000	4,610,706
Trip.com Group Ltd. ADR (a)	280,600	11,933,918
		56,915,333
Household Durables - 1.0%
Chervon Holdings Ltd.	806,700	1,846,163
Haier Smart Home Co. Ltd. (A Shares)	2,112,927	7,986,672
		9,832,835
Textiles, Apparel & Luxury Goods - 1.3%
LVMH Moet Hennessy Louis Vuitton SE	7,000	4,937,537
Shenzhou International Group Holdings Ltd.	1,051,400	8,928,930
		13,866,467
TOTAL CONSUMER DISCRETIONARY		190,071,523
CONSUMER STAPLES - 3.1%
Beverages - 1.4%
Kweichow Moutai Co. Ltd. (A Shares)	75,945	14,950,533
Consumer Staples Distribution & Retail - 0.2%
Yifeng Pharmacy Chain Co. Ltd.	695,800	2,018,083
Food Products - 0.9%
Uni-President Enterprises Corp.	3,628,000	9,364,360
Personal Care Products - 0.6%
Proya Cosmetics Co. Ltd.:
(A Shares)	383,164	4,868,793
(A Shares)	109,100	1,386,313
		6,255,106
TOTAL CONSUMER STAPLES		32,588,082
ENERGY - 1.1%
Energy Equipment & Services - 0.3%
China Oilfield Services Ltd. (H Shares)	3,370,000	2,971,937
Oil, Gas & Consumable Fuels - 0.8%
PetroChina Co. Ltd. (H Shares)	9,750,000	8,498,499
TOTAL ENERGY		11,470,436
FINANCIALS - 11.2%
Banks - 5.8%
China Construction Bank Corp. (H Shares)	47,630,610	33,347,554
E.SUN Financial Holdings Co. Ltd.	14,648,885	11,920,165
Industrial & Commercial Bank of China Ltd. (H Shares)	28,203,000	15,666,629
		60,934,348
Capital Markets - 0.7%
Hong Kong Exchanges and Clearing Ltd.	231,200	6,819,716
Financial Services - 0.9%
Far East Horizon Ltd. (c)	13,368,500	9,120,117
Insurance - 3.8%
AIA Group Ltd.	4,256,800	28,473,143
China Pacific Insurance (Group) Co. Ltd. (H Shares)	2,992,000	7,965,544
Ping An Insurance Group Co. of China Ltd. (H Shares)	664,500	2,885,672
		39,324,359
TOTAL FINANCIALS		116,198,540
HEALTH CARE - 2.5%
Biotechnology - 1.9%
Abbisko Cayman Ltd. (a)	6,601,000	2,517,773
Innovent Biologics, Inc. (a)(b)	1,040,000	5,151,513
Legend Biotech Corp. ADR (a)	97,100	5,475,469
Zai Lab Ltd. (a)(c)	1,773,800	3,358,071
Zai Lab Ltd. ADR (a)(c)	187,700	3,571,931
		20,074,757
Health Care Equipment & Supplies - 0.4%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	115,610	4,117,108
Pharmaceuticals - 0.2%
Asymchem Laboratories Tianjin Co. Ltd. (H Shares) (b)(c)	377,140	2,271,186
TOTAL HEALTH CARE		26,463,051
INDUSTRIALS - 2.7%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. (a)(d)(e)	10,000	1,120,000
Air Freight & Logistics - 0.9%
ZTO Express, Inc. sponsored ADR	498,600	9,448,470
Machinery - 1.7%
Hangcha Group Co. Ltd. (A Shares)	922,880	2,133,435
Shenzhen Inovance Technology Co. Ltd. (A Shares)	248,913	1,608,337
Sinotruk Hong Kong Ltd.	1,267,500	3,333,883
Techtronic Industries Co. Ltd.	262,500	3,363,209
Weichai Power Co. Ltd. (H Shares)	3,359,000	5,365,561
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	693,784	1,770,075
		17,574,500
Trading Companies & Distributors - 0.0%
ZKH Group Ltd.:
ADR	51,519	154,042
(A Shares) (a)	1	0
		154,042
TOTAL INDUSTRIALS		28,297,012
INFORMATION TECHNOLOGY - 34.8%
Communications Equipment - 0.3%
Zhongji Innolight Co. Ltd. (A Shares)	168,340	3,019,499
Electronic Equipment, Instruments & Components - 3.4%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	3,987,000	24,566,803
Samsung Electro-Mechanics Co. Ltd.	22,510	2,622,735
Unimicron Technology Corp.	889,000	4,975,525
Yageo Corp.	130,000	3,183,997
		35,349,060
Semiconductors & Semiconductor Equipment - 30.5%
Advanced Micro-Fabrication Equipment, Inc., China (A Shares)	583,891	12,713,413
eMemory Technology, Inc.	185,481	13,233,261
King Yuan Electronics Co. Ltd.	949,000	3,107,410
MediaTek, Inc.	74,000	2,830,615
Micron Technology, Inc.	104,000	11,421,280
NAURA Technology Group Co. Ltd.	83,100	3,943,358
Taiwan Semiconductor Manufacturing Co. Ltd.	9,236,000	270,603,518
		317,852,855
Technology Hardware, Storage & Peripherals - 0.6%
Quanta Computer, Inc.	307,000	2,626,992
Wistron Corp.	659,000	1,991,494
Wiwynn Corp.	26,000	1,655,184
		6,273,670
TOTAL INFORMATION TECHNOLOGY		362,495,084
MATERIALS - 3.5%
Chemicals - 0.5%
Shandong Sinocera Functional Material Co. Ltd. (A Shares)	2,024,700	5,305,907
Containers & Packaging - 0.7%
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	2,206,071	7,128,728
Metals & Mining - 2.3%
Zijin Mining Group Co. Ltd. (H Shares)	11,772,000	23,897,031
TOTAL MATERIALS		36,331,666
REAL ESTATE - 0.9%
Real Estate Management & Development - 0.9%
China Resources Mixc Lifestyle Services Ltd. (b)	1,671,600	4,696,317
KE Holdings, Inc. ADR	348,370	4,824,925
		9,521,242
TOTAL COMMON STOCKS (Cost $686,753,643)		955,852,757

Preferred Stocks - 2.5%
	Shares	Value ($)
Convertible Preferred Stocks - 1.0%
COMMUNICATION SERVICES - 0.9%
Interactive Media & Services - 0.9%
ByteDance Ltd. Series E1 (a)(d)(e)	38,752	8,905,985

HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
dMed Biopharmaceutical Co. Ltd. Series C (a)(d)(e)	275,211	1,260,466

TOTAL CONVERTIBLE PREFERRED STOCKS		10,166,451
Nonconvertible Preferred Stocks - 1.5%
INFORMATION TECHNOLOGY - 1.5%
Technology Hardware, Storage & Peripherals - 1.5%
Samsung Electronics Co. Ltd.	329,190	15,596,866

TOTAL PREFERRED STOCKS (Cost $22,699,736)		25,763,317

Money Market Funds - 4.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	42,338,003	42,346,470
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	7,685,811	7,686,580
TOTAL MONEY MARKET FUNDS (Cost $50,033,050)		50,033,050

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $759,486,429)	1,031,649,124
NET OTHER ASSETS (LIABILITIES) - 0.9%	9,173,306
NET ASSETS - 100.0%	1,040,822,430

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $51,144,023 or 4.9% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,286,451 or 1.1% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	4,246,219

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	3,908,863

Space Exploration Technologies Corp.	2/16/21	419,990

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	13,693,950	194,568,708	165,916,186	1,004,918	(2)	-	42,346,470	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	6,127,633	55,386,276	53,827,329	41,160	-	-	7,686,580	0.0%
Total	19,821,583	249,954,984	219,743,515	1,046,078	(2)	-	50,033,050

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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